Non-controlling Interest in Subsidiary (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Percentage of revenue generated by single charterer		6.20%	7.50%	9.50%
Tsakos Energy Navigation LTD
Noncontrolling Interest [Line Items]
Capital contribution to subsidiary	$ 10,408
Percentage of ownership in Mare Success S.A.		51.00%
Polaris Oil Shipping Inc. (Polaris)
Noncontrolling Interest [Line Items]
Percentage of ownership in Mare Success S.A.		49.00%
Capital contribution to subsidiary	10,000
Mare Sucess S.A.
Noncontrolling Interest [Line Items]
Capital contribution to subsidiary	$ 20,408